Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepayments and other current assets
Prepayments to suppliers	¥ 351,354	¥ 210,819				¥ 179,744
Contract cost assets	285,040	192,848
Foreign exchange swaps	16,247
Others	25,448	21,251				24,351
Prepayments and other current assets	678,089	424,918	$ 93,513	$ 58,598	¥ 240,647	247,411
Deposits						7,597
Deferred offering costs						¥ 5,719
Provision for prepayments and other current assets	¥ 0	¥ 1,310
Not designated as hedging instruments | Foreign currency swap contracts
Prepayments and other current assets
Notional amount | $			$ 70,000